FINANCIAL RISK FACTORS - Contingent Consideration (Details)	Dec. 31, 2021
Equity Volatility | Bottom of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Input, liabilities	0.524
Equity Volatility | Top of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Input, liabilities	0.5313
Revenue Volatility
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Input, liabilities	0.2660
Risk-free rate | Bottom of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Input, liabilities	0.0047
Risk-free rate | Top of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Input, liabilities	0.0056
Revenue RMRP
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Input, liabilities	0.1207
Credit Risky Rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Input, liabilities	0.1050
Discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Input, liabilities	0.0840